Information about Segments and Geographic Areas (Long-Lived Assets by Geographic Area) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 57,347	$ 50,531
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	43,686	37,421
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 13,661	$ 13,110